SCHEDULE OF AMOUNTS DUE FROM RELATED PARTIES (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
MWE Investment Pte Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Due from related parties	[1]	$ 11	$ 10
P4 Engineering Industrial Pte Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Due from related parties	[2]	2,232	2,187
Yin Zhan Holding Pte Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Due from related parties	[3]	3	2
MWE Investments Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Due from related parties	[4]	11	1
Multi Ways Equipment Sdn Bhd [Member]
Defined Benefit Plan Disclosure [Line Items]
Due from related parties	[5]	1
MWE Holdings Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Due from related parties	[6]	10
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Due from related parties		$ 2,268	$ 2,200

[1]	Mr. James Lim, Ms. Lee NG and Ms. Maggie Lim are the directors, and they are also the shareholders and hold 88% stake in MWE Investment Pte Ltd.
[2]	Mr. James Lim, Ms. Lee NG and Ms. Maggie Lim are the directors, and Mr. James Lim and Ms. Lee NG also the shareholders and hold 100% stake in P4 Engineering Industrial Pte Ltd.
[3]	Mr. James Lim is the director and shareholder, and he holds 51% stake in Yin Zhan Holding Pte Ltd.
[4]	Mr. James Lim and Ms. Lee NG are the directors, and they are also the shareholders and hold 100% stake in MWE Investments Ltd.
[5]	Ms. Maggie Lim is the director, and Mr. James Lim and Ms. Maggie Lim are the shareholders and hold 95% stake in Multi Ways Equipment Sdn Bhd
[6]	Mr. James Lim and Ms. Lee NG are the directors, and they are also the shareholders and hold 100% stake in MWE Holdings Ltd.